Income Taxes - Components of Deferred Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liabilities
PP&E and intangibles	$ 21,159	$ 20,344
Investment in joint ventures	2,943	2,201
Inventory		43
Partnership income deferral	363	434
Other	703	571
Total deferred tax liabilities	25,168	23,593
Deferred Tax Assets
Benefit plan accruals	2,063	1,691
Asset retirement obligations and accrued environmental costs	4,254	3,971
Inventory	43
Deferred state income tax	299	257
Other financial accruals and deferrals	618	394
Loss and credit carryforwards	1,608	1,344
Other	692	717
Total deferred tax assets	9,577	8,374
Less valuation allowance	(1,487)	(1,400)
Net deferred tax assets	8,090	6,974
Net deferred tax liabilities	$ 17,078	$ 16,619